Financial instruments - fair values and risk management - Summary of Key Valuation Assumptions (Details) $ in Millions	Jan. 31, 2024 USD ($)
Derivative financial instruments. | Exercise Price
Disclosure of detailed information about financial instruments [line items]
Exercise price ($m)	12.9